Loans - Summary (Details) - AUD ($) $ in Millions		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Financial assets
Loans		$ 714,770	[1]	$ 709,690	[1]	$ 684,919	$ 661,926	$ 623,316
Securitised loans		7,737		7,135
Gross amount
Financial assets
Loans		718,378		712,504		687,785	665,256	626,344
Provision for ECL on loans
Financial assets
Loans		3,608
Provisions for impairment charges
Financial assets
Loans				2,814		2,866	3,330	3,028
Australia | Gross amount
Financial assets
Loans		622,808		622,085		601,646	579,244	545,655
Australia | Housing | Gross amount
Financial assets
Loans		449,201		444,741
Australia | Personal | Gross amount
Financial assets
Loans		21,247		22,997
Australia | Business | Gross amount
Financial assets
Loans		152,360		154,347
New Zealand | Gross amount
Financial assets
Loans		78,725		74,342		71,806	72,495	63,729
New Zealand | Housing | Gross amount
Financial assets
Loans		47,731		44,772
New Zealand | Personal | Gross amount
Financial assets
Loans		1,709		1,869
New Zealand | Business | Gross amount
Financial assets
Loans		29,285		27,701
Other overseas | Gross amount
Financial assets
Loans		16,845		16,077		$ 14,333	$ 13,517	$ 16,960
Parent Entity
Financial assets
Loans	[1]	631,936		630,168
Securitised loans		91,061		85,965
Parent Entity | Gross amount
Financial assets
Loans		635,039		632,575
Parent Entity | Provision for ECL on loans
Financial assets
Loans		3,103
Parent Entity | Provisions for impairment charges
Financial assets
Loans				2,407
Parent Entity | Australia | Gross amount
Financial assets
Loans		618,890		617,318
Parent Entity | Australia | Housing | Gross amount
Financial assets
Loans		449,192		444,730
Parent Entity | Australia | Personal | Gross amount
Financial assets
Loans		20,848		22,008
Parent Entity | Australia | Business | Gross amount
Financial assets
Loans		148,850		150,580
Parent Entity | New Zealand | Gross amount
Financial assets
Loans		411		376
Parent Entity | New Zealand | Business | Gross amount
Financial assets
Loans		411		376
Parent Entity | Other overseas | Gross amount
Financial assets
Loans		$ 15,738		$ 14,881

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.